Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

31. Related parties

Relationship and transactions with entities with control of, or significant influence over, Galapagos

Gilead

Gilead is exercising significant influence over Galapagos as from the equity subscription on August 23, 2019. As a result of the equity subscription we received a transparency notification from Gilead on August 28, 2019 confirming they held 22.04% of the then issued and outstanding shares of Galapagos.

By exercising warrant A on November 6, 2019 Gilead increased its ownership in Galapagos to 25.10% of the then outstanding shares. Gilead further increased its ownership to 25.84% at December 31, 2019. Gilead’s ownership then diluted to 25.54% at December 31, 2020 and to 25.49% at December 31, 2021, due to four capital increases resulting from the exercise of subscription rights under employee subscription right plans in the course of respectively 2020 and 2021.

The presumption of significant influence is also confirmed by the fact that Gilead has the right, for as long as it holds more than 20% of Galapagos’ share capital, to appoint two Investor Board Designees to Galapagos’ supervisory board, out of a total of eight.

The following balances are outstanding at the end of the reporting period in relation to Gilead:

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)

Non-current trade receivables		€50,000
Trade and other receivables	€88,246	132,825	€31,645
Trade and other payables	€11,580	€27,074	€39,100

The trade and other receivables on December 31, 2021 contain €50.0 million of receivables relating to the in 2020 modified collaboration for filgotinib, for which we already received €110 million in the course of 2021. They also contain €12.6 million related to the transfer of the sponsorship and operational and financial responsibility of the ongoing DIVERSITY clinical trial from Gilead to us, €23.8 million of profit and cost sharing receivables relating to our collaboration for filgotinib and €1.9 million receivables relating to royalties. The outstanding liabilities mainly relate to the cross charges from Gilead relating for the development costs sharing of filgotinib in the fourth quarter of 2021 (€5.7 million) and €1.6 million related to purchases of finished goods.

During 2019 we already recognized in revenue the entire transaction price allocated to the license on GLPG1690 (€667 million). During 2021 we recognized in revenue €230.6 million (€229.6 million for the year ended December 31, 2020; €80.9 million for the year ended December 31, 2019) relating to the performance obligation for the drug discovery platform and a total of €235.7 million (€228.1 million for the year ended December 31, 2020; €41.4 million for the year ended December 31, 2019) representing the total impact on our revenues coming from the filgotinib performance obligation. The latter consists of upfront payments and milestone payments that were recognized in accordance with the percentage of completion of the underlying performance obligation.

Additionally, we recognized in 2021 royalty income for an amount of €3.8 million in relation to the commercialization of Jyseleca (€16.2 million for the year ended December 31, 2020).

Furthermore, we recognized in 2021 €18.1 million (€34.1 million for the year ended December 31, 2020; €17.7 million for the year ended December 31, 2019) of cost reimbursements from Gilead with respect to the development of GLPG1690 as a decrease of the related expenses (on the line research and development expenditure). An amount of €81.3 million (€101.0 million for the year ended December 31, 2020; €72.0 million for the year ended December 31, 2019) relating to cross charges from Gilead relating to filgotinib was recognized as expense on the line research and development expenditure.

Finally, we recognized in 2021 €59.7 million as a deduction of sales & marketing expenses (a deduction of €4.7 million for the year ended December 31, 2020; additional sales & marketing expenses of €8.2 million for the year ended December 31, 2019) mainly relating to our 50/50 cost share mechanism with Gilead for expenses incurred in preparation for the co-promotion activities for filgotinib. We recognized €7.0 million as a deduction of research and development expenditure (a deduction of €3.1 million for the year ended December 31, 2020) mainly relating to our 50/50 profit/(cost) share mechanism with Gilead for direct sales of Jyseleca in the shared territory.

We purchased raw materials, semi-finished products and finished products of Jyseleca from Gilead for an amount of €24.9 million for the year ended December 31, 2021 (€0.2 million for the year ended December 31, 2020 and nil for the year ended December 31, 2019).

As at December 31, 2021 we have two outstanding performance obligations under IFRS 15 towards Gilead, being the performance obligation related to our drug discovery platform and the performance obligation relating to filgotinib. This results in an outstanding deferred income balance of €1.8 billion for the drug discovery platform (including the warrant issuance liability relating to subsequent warrant B) and €605 million for the performance obligation relating to filgotinib.

A detailed explanation of our transactions with Gilead in 2019, 2020 and 2021 can be found in the section titled Agreements with major Galapagos NV shareholders. There are no other shareholders or other entities who, solely or jointly, control Galapagos or exercise significant influence over Galapagos.

Relationship and transactions with subsidiaries

Please see Note 32 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of Galapagos NV.

Relationship and transactions with key management personnel

Our key management personnel consists of the members of the management board and members of the supervisory board. All amounts mentioned in this section are based on expenses recognized in the financial statements for the relevant financial year.

Remuneration of key management personnel

On December 31, 2021, our management board had five members: Mr. Onno van de Stolpe, Mr. Bart Filius, Dr. Andre Hoekema, Dr. Walid Abi-Saab and Mr. Michele Manto. They provide their services to us on a full-time basis. On December 31, 2021, our supervisory board consisted of eight members: Dr. Raj Parekh, Mr. Howard Rowe, Ms. Katrine Bosley, Dr. Mary Kerr, Mr. Peter Guenter, Mr. Daniel O’Day, Dr. Linda Higgins and Dr. Elisabeth Svanberg.

Effective from January 1, 2020, Galapagos no longer grants any subscription rights to supervisory board members, taking into account the stricter rules of the Belgian Companies Code. Prior to 2020, supervisory board members were granted subscription rights and hence the table below for 2019 contains disclosures for supervisory board members.

Dr. Wigerinck left Galapagos and was a management board member until November 30, 2021 and hence the table below for 2021 contains disclosures on his remuneration until the aforementioned date and his severance package.

The remuneration package of the members of key management personnel comprises:

	Year ended December 31,
	2021	2020	2019
Remuneration of key management personnel:
Euro, in thousands (except for the number of subscription rights and RSUs)
Short-term benefits	€4,264	€3,102	€14,129
Management board members as a group (1)
Gross salary	2,621	2,531	2,121
Employer social security on gross salary	—	—	61
Cash bonus (2)	1,172	433	1,230
Exceptional bonus	—	—	10,500
Employer social security on exceptional bonus	—	—	108
Other short-term benefits	471	138	109
Long-term benefits for management board members as a group (3)	—	—	1,874
Board fees and other short-term benefits for supervisory board members
Raj Parekh	220	220	90
Howard Rowe	120	125	55
Werner Cautreels (4)	—	—	15
Katrine Bosley (5)	65	115	45
Christine Mummery (4)	—	—	13
Mary Kerr	115	115	45
Peter Guenter (6)	115	115	30
Daniel O'Day (7)	—	—	—
Linda Higgins (7)	—	—	—
Elisabeth Svanberg (8)	115	78	—
Post-employment benefits (9)	399	392	323
Total benefits excluding subscription rights and RSUs	€5,413	€4,262	€16,618
Severance package (10)	802	—	—
Number of subscription rights granted in the year
Management board members as a group (1) (12)	275,000	275,000	315,000
Onno van de Stolpe	85,000	85,000	100,000
Bart Filius	50,000	50,000	65,000
Andre Hoekema	30,000	30,000	50,000
Piet Wigerinck (11)	40,000	40,000	50,000
Walid Abi-Saab	40,000	40,000	50,000
Michele Manto (12)	30,000	30,000	40,000
Supervisory board members as a group	—	—	45,000
Raj Parekh	—	—	15,000
Howard Rowe	—	—	7,500
Katrine Bosley	—	—	7,500
Mary Kerr	—	—	7,500
Peter Guenter (6)	—	—	7,500
Daniel O'Day (7)	—	—	—
Linda Higgins (7)	—	—	—
Elisabeth Svanberg (8)	—	—	—
Total number of subscription rights granted in the year (12)	275,000	275,000	360,000
Total cost of subscription rights granted in the year under IFRS 2	€5,629	€22,921	€14,236
Number of RSUs granted in the year (13)
Onno van de Stolpe	63,830	18,317	57,528
Bart Filius	62,730	12,600	39,846
Andre Hoekema	51,433	832	19,922
Piet Wigerinck (11)	835	12,080	33,077
Walid Abi-Saab	44,038	12,080	33,077
Michele Manto (12)	31,694	5,920	5,121
Total number of RSUs granted in the year	254,560	61,829	188,571

(1) Mr. Manto was appointed as Chief Commercial Officer and member of the management board, effective as of January 1, 2020. As a result the management board consisted of six persons in 2020. Dr. Wigerinck was a member of the management board until November 30, 2021. His remuneration and benefits are included in the overview for the financial year 2021.

(2) This aggregate number also includes the 2021 cash bonus of Dr. Wigerinck, who was a member of the management board until November 30, 2021.

(3) Only management board members are granted long-term benefits. Pursuant to the Senior Management Bonus Scheme, these consist of the deferred part of the bonus from 3 years ago. For the financial year 2020 and 2021 the deferred part of the bonus was not paid out.

(4) Supervisory board member's mandate expired on April 30, 2019.
(5) Ms. Bosley waived her equity related remuneration for the financial year 2021.
(6) Mr. Guenter's supervisory board member's mandate began on April 30, 2019.
(7) Supervisory board member's mandate began on October 22, 2019.
(8) Supervisory board member's mandate began on April 28, 2020.
(9) Only management board members are granted post-employment benefits.

(10) Dr. Wigerinck's severance package excludes his 2021 bonus paid per December 2021 and includes a payment of €35,416.66 for December 2021 pursuant to a non-competition obligation. During the financial year 2022 these monthly payments pursuant to a non-competition obligation will continue until 30 November 2022, except if Galapagos waives this non-competition obligation.

(11) Management board member until November 30, 2021.

(12) Mr. Manto was appointed as Chief Commercial Officer and member of the management board, effective as of January 1, 2020. Hence Mr. Manto’s subscription rights grant for 2019 (40,000 subscription rights) is not included in the total number of subscription rights granted in the financial year 2019.

(13) This is the sum of the RSUs awarded during the respective financial year, excluding the RSUs representing the deferred portion of the bonus for 2019 in financial year 2019, for 2020 in financial year 2020 and for 2021 in financial year 2021 (each time to be granted in the following financial year). Only management board members were awarded RSUs.

OTHER

No loans, quasi-loans or other guarantees were given by Galapagos NV or any of its subsidiaries to members of the supervisory board and of the management board. We have not entered into transactions with our key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise or termination of their mandates as members of the management board and the supervisory board.